CAPITAL DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Summary of Long Term Debt

	As at
	December 31, 2018	December 31, 2017
U.S. dollar denominated term notes:
28.1 million at 5.49 percent due October 18, 2019	$38.3	$35.3
94.1 million at 7.98 percent due May 11, 2020	128.3	118.3
85.2 million at 6.07 percent due October 18, 2022	116.2	107.1
158.9 million at 6.17 percent due October 18, 2024	216.7	199.7
	$499.5	$460.4
U.K. pound sterling denominated term notes:
12.1 million at 5.45 percent due October 18, 2019	$21.1	$20.6
Canadian dollar term notes:
20.5 million at 6.74 percent due October 18, 2022	$20.5	$20.5

Canadian dollar term Credit Facility borrowings	$173.5	$109.0
Total long term debt	$714.6	$610.5

Current portion of long term debt	$232.9	$—
Non-current portion of long term debt	$481.7	$610.5
The only financial covenant relating to the term notes and Credit Facility is the Interest Coverage ratio. The Interest Coverage ratio changes each quarter until the fourth quarter of 2019 after which it remains at 4.0 times, as noted below. Any new or extended Credit Facility could contain new or different covenants and credit limits.

Year	Q1	Q2	Q3	Q4
2018	-	-	-	1.01 times
2019	1.13 times	1.19 times	1.23 times	4.0 times
The following table provides a reconciliation between the opening and closing balances for liabilities arising from financing activities at December 31, 2018:

	Term Notes	Canadian dollar Term Credit Facility	Convertible debentures
Balance, December 31, 2016	$1,560.7	$—	$126.6
Increase (decrease) due to:
Foreign exchange impact of the Canadian dollar on U.S. and U.K. denominated debt	(65.1)	—	—
Credit Facility borrowing	—	109.0	—
Repayment	(996.0)	—	(126.6)
Issue cost amortization	1.9	—	—
Balance, December 31, 2017	$501.5	$109.0	$—
Increase (decrease) due to:
Foreign exchange impact of the Canadian dollar on U.S. and U.K. denominated debt	39.6	—	—
Credit Facility borrowing	—	64.5	—
Balance, December 31, 2018	$541.1	$173.5	$—

Disclosure of capital structure
The following is a summary of Pengrowth’s capital structure, excluding shareholders’ equity:

	As at
	December 31, 2018	December 31, 2017
Long term debt (1)	$714.6	$610.5
Working capital (surplus) deficiency (2)	35.9	80.6
	$750.5	$691.1

(1)	Includes current portion of long term debt, as applicable.

(2)	Working capital (surplus) deficiency is calculated as current liabilities less current assets per the Consolidated Balance Sheets, excluding the current portions of long term debt, as applicable.